Condensed Consolidating Statement of Comprehensive Income Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 33,416	$ 43,190	$ 172,784	$ 133,953	$ 150,930
Other comprehensive income (loss), net of tax
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, net of taxes	776	710	1,020	(2,830)	7,170
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes	1,356	4,249	2,499	(13,566)	5,659
Amortization of accumulated other comprehensive loss on terminated swap agreement		988	2,470	4,236	4,633
Foreign currency translation adjustment	1,586	15,799	(20,232)	(46,280)	19,432
Total other comprehensive income (loss), net of tax	3,718	21,746	(14,243)	(58,440)	36,894
Total comprehensive income, net of tax	37,134	64,936	158,541	75,513	187,824
Comprehensive income attributable to noncontrolling interests	(512)	(682)	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	36,622	64,254	156,297	73,710	184,113
Parent Company
Net income	32,948	42,418	170,313	131,928	147,387
Other comprehensive income (loss), net of tax
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, net of taxes	776	710	1,020	(2,830)	7,170
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes	1,356	4,249	2,499	(13,566)	5,659
Amortization of accumulated other comprehensive loss on terminated swap agreement		988	2,470	4,236	4,633
Foreign currency translation adjustment	1,542	15,889	(20,005)	(46,058)	19,264
Total other comprehensive income (loss), net of tax	3,674	21,836	(14,016)	(58,218)	36,726
Total comprehensive income, net of tax	36,622	64,254	156,297	73,710	184,113
Comprehensive income attributable to Cinemark USA, Inc.	36,622	64,254	156,297	73,710	184,113
Subsidiary Guarantors
Net income	40,076	43,163	163,059	154,756	167,627
Other comprehensive income (loss), net of tax
Total comprehensive income, net of tax	40,076	43,163	163,059	154,756	167,627
Comprehensive income attributable to Cinemark USA, Inc.	40,076	43,163	163,059	154,756	167,627
Subsidiary Non-Guarantors
Net income	25,515	23,535	92,135	87,625	77,791
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	1,586	15,799	(20,232)	(46,280)	19,432
Total other comprehensive income (loss), net of tax	1,586	15,799	(20,232)	(46,280)	19,432
Total comprehensive income, net of tax	27,101	39,334	71,903	41,345	97,223
Comprehensive income attributable to noncontrolling interests	(512)	(682)	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	26,589	38,652	69,659	39,542	93,512
Eliminations
Net income	(65,123)	(65,926)	(252,723)	(240,356)	(241,875)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(1,542)	(15,889)	20,005	46,058	(19,264)
Total other comprehensive income (loss), net of tax	(1,542)	(15,889)	20,005	46,058	(19,264)
Total comprehensive income, net of tax	(66,665)	(81,815)	(232,718)	(194,298)	(261,139)
Comprehensive income attributable to Cinemark USA, Inc.	$ (66,665)	$ (81,815)	$ (232,718)	$ (194,298)	$ (261,139)